Leases - Summary of future minimum lease payments under non-cancelable operating leases (Detail) - Buildings and vehicles [member] ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases future minimum payments	¥ 63,495
Within one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases future minimum payments	17,139
Between one year and five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases future minimum payments	35,464
After five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases future minimum payments	¥ 10,892